CONTINGENCIES	6 Months Ended
Jun. 30, 2023
CONTINGENCIES
CONTINGENCIES

17.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On March 14, 2023, Shenzhen Pusi Technology Co., Ltd. (“Shenzhen Pusi”) filed a lawsuit in a court in Shenzhen, Guangdong against Baosheng Network, requesting to be repaid service fee of $23,338 (RMB 160,965) and penalty expenses of $364. The services were rendered in the year of 2022. As of June 30, 2023 and December 31, 2022, the Company recorded RMB 160,965 as a component of accounts payable. On July 6, 2023, the court issued a judgment on, ruling in favor of Shenzhen Pusi and granted its damages in the sum of RMB171,478, and the court froze cash of RMB 171,478 of Baosheng Network. On July 13, 2023, Baosheng Network appealed the case to a court in Beijing. As of the date of this report, the case was still in progress.

In November 2022, Beijing Baosheng brought a breach of contract claim against Shanghai Yituo Information Technology Co., Ltd (“Yituo”) in the Shanghai Jinshan District People’s Court and sought recovery of RMB50,843 (approximately $7,383) and related liquidated damages. The court held the hearings on February 14, 2023 and March 27, 2023. The court entered a judgment on April 11, 2023, ruling in favor of Beijing Baosheng. The judgment was served to Beijing Baosheng on April 24, 2023. On August 1, 2023, the Company and Yituo entered into an agreement, pursuant to which the Company would pay Yituo RMB50,843 in two instalments, with first payment of RMB30,843 on August 10, 2023 and the second payment of RMB20,000 on September 10, 2023. As of the date of this report, the Company has made both instalments.

In June 2019, Ms. Chen Chen filed another lawsuit in a court in Beijing against Beijing Baosheng (the “Contractual Dispute”), seeking to terminate the Equity Ownership Agreement compensation in the amount of RMB47.65 million ($6,838,404), representing the fair market value of the 5% equity interest in Beijing Baosheng to which she claimed title, and for any litigation related expenses. On July 30, 2021, the court issued a judgment ruling that the Equity Ownership Agreement was terminated on October 16, 2020 and requiring Beijing Baosheng to compensate Ms. Chen Chen RMB). 10,739,877 (approximately $1,685,321). Both parties have appealed the ruling to an intermediate court. On January 12, 2022, Beijing Baosheng received a final judgment from the intermediate court, upholding the original judgment issued on July 30, 2021. According to the original judgment, Beijing Baosheng is required to pay the plaintiff RMB10,739,877 (approximately $1,685,321) and court expenses of RMB71,421 (approximately $11,207). Through a guarantee letter dated April 2, 2020 (the “Guarantee Letter”), Ms. Wenxiu Zhong, the former Chairperson of the Board of Directors and CEO, promised to unconditionally, irrevocably and personally bear all the potential economic expenses and losses arising from the Equity Ownership Dispute and the Contract Dispute. On February 8, 2022, the final judgment was enforced by the court with a total of RMB10,917,701 (approximately $1,713,225) being withdrawn from one of the frozen bank accounts of Beijing Baosheng, the bank account at Bank of Hangzhou, which was unfrozen afterwards, and which amount was applied to the satisfaction of such judgment and the payment in full of the related fees and expenses. Accordingly, Beijing Baosheng requested Ms. Wenxiu Zhong to perform her obligations under the Guarantee Letter by reimbursing Beijing Baosheng’s litigation costs, including, but not limited to, the amount of damages imposed by the courts, court expenses, and attorney fees. As of March 7, 2022, as promised by the Guarantee Letter, Ms. Wenxiu Zhong has made the payment in cash of RMB11,053,940 (approximately $1,734,604) to Beijing Baosheng. Such payment made by Ms. Wenxiu Zhong includes the amount paid to Ms. Chen Chen as ordered by the courts plus interest as well as the court expense, attorney fee, and court enforcement fee.

With the final judgement was enforced by the Court on February 8, 2022, the Freezing Order (including the freezing of Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng) was reversed and all of the impacted assets will be unfrozen, accordingly. As of December 31, 2022, all of Beijing Baosheng’s frozen accounts, together with Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng had been unfrozen.

As of this report, there is no other legal proceedings, claims and disputes that might cause the Company to be subject to loss contingencies.